Deconsolidation of Water IO Ltd. - Schedule of Effect of The Deconsolidation (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Subsidiaries deconsolidation:
Working capital (excluding cash and cash equivalents)	$ (992)
Investment in investee	(452)
Other current assets	617
Investment under the fair value option	1,127
Tangible assets	1
Loan from the Company	1,327
Non-controlling interest	116
Net cash used in the deconsolidation of subsidiary	$ 1,744